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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Motley Fool Asset Management LLC
                 ---------------------------------------------
   Address:      2000 Duke St, Suite 175, Alexandria, VA 22314
                 ---------------------------------------------

Form 13F File Number: 28-14177
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ollen Douglass
         -------------------------------
Title:   Treasurer
         -------------------------------
Phone:   703-254-1566
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Ollen Douglass                 Alexandria, VA      May 16, 2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0
                                        --------------------

Form 13F Information Table Entry Total:      78
                                        --------------------

Form 13F Information Table Value Total:  175,289
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- --------- -------- -------
POSCO                     SPONSORED ADR  693483109 8,628          75,491  SH       SOLE                     75,491
Wellpoint Inc             COM            94973V107 7,565         108,397  SH       SOLE                    108,397
Telefonica SA             SPONSORED ADR  879382208 6,011         238,359  SH       SOLE                    238,359
Denbury Resources Inc     COM NEW        247916208 4,885         200,200  SH       SOLE                    200,200
Cisco Systems Inc         COM            17275R102 4,631         270,000  SH       SOLE                    270,000
Annaly Capital
 Management Inc           COM            035710409 4,519         258,989  SH       SOLE                    258,989
Infinera Corp             COM            45667G103 4,443         529,590  SH       SOLE                    529,590
Innophos Holdings Inc     COM            45774N108 4,365          94,664  SH       SOLE                     94,664
Zhongpin Inc              COM            98952K107 4,256         280,892  SH       SOLE                    280,892
Huron Consulting Group
 Inc                      COM            447462102 4,017         145,068  SH       SOLE                    145,068
Google Inc                CL A           38259P508 3,843           6,550  SH       SOLE                      6,550
Flowserve Corp            COM            34354P105 3,819          29,650  SH       SOLE                     29,650
YUM! Brands Inc           COM            988498101 3,809          74,132  SH       SOLE                     74,132
DuPont Fabros Technology
 Inc                      COM            26613Q106 3,602         148,550  SH       SOLE                    148,550
HCC Insurance Holdings
 Inc                      COM            404132102 3,551         113,400  SH       SOLE                    113,400
Becton Dickinson and Co   COM            075887109 3,499          43,950  SH       SOLE                     43,950
Paychex Inc               COM            704326107 3,317         105,702  SH       SOLE                    105,702
Natus Medical
 Incorporated             COM            639050103 3,229         192,200  SH       SOLE                    192,200
Cresud S.A.C.I.F. y A.    SPONSORED ADR  226406106 3,201         176,861  SH       SOLE                    176,861
Loews Corp                COM            540424108 3,154          73,190  SH       SOLE                     73,190
FormFactor Inc            COM            346375108 3,097         301,000  SH       SOLE                    301,000
American Tower Corp       CL A           029912201 3,093          59,686  SH       SOLE                     59,686
Berkshire Hathaway Inc    CL A           084670108 2,882              23  SH       SOLE                         23
Orion Marine Group Inc    COM            68628V308 2,735         254,700  SH       SOLE                    254,700
Olam International Ltd    SHS            Y6421B106 2,706       1,230,219  SH       SOLE                  1,230,219
Brookfield
 Infrastructure Partners
 LP                       LP INT UNIT    G16252101 2,647         119,127  SH       SOLE                    119,127
BRF Brasil Foods SA       SPONSORED ADR  10552T107 2,524         132,204  SH       SOLE                    132,204
Penn National Gaming Inc  COM            707569109 2,379          64,200  SH       SOLE                     64,200
Enstar Group Ltd          COM            G3075P101 2,248          22,510  SH       SOLE                     22,510
Costco Wholesale
 Corporation              COM            22160K105 2,167          29,558  SH       SOLE                     29,558
Range Resources Corp      COM            75281A109 2,160          36,940  SH       SOLE                     36,940
Horsehead Hldg Corp       COM            440694305 2,029         119,000  SH       SOLE                    119,000
P.T. Telekomunikasi
 Indonesia                SPONSORED ADR  715684106 2,021          60,174  SH       SOLE                     60,174
Monsanto Co               COM            61166W101 1,895          26,218  SH       SOLE                     26,218
CNOOC Ltd                 SPONSORED ADR  126132109 1,882           7,438  SH       SOLE                      7,438
INTL FCStone Inc          COM            46116V105 1,851          72,813  SH       SOLE                     72,813
Brookfield Asset
 Management Inc           CL A LTD VT SH 112585104 1,830          56,374  SH       SOLE                     56,374
Philip Morris
 International Inc        COM            718172109 1,777          27,072  SH       SOLE                     27,072
Dr. Reddy's Laboratories
 Ltd                      ADR            256135203 1,760          47,177  SH       SOLE                     47,177
Diageo PLC                SPON ADR NEW   25243Q205 1,751          22,979  SH       SOLE                     22,979
Crown Holdings Inc        COM            228368106 1,728          44,800  SH       SOLE                     44,800
Under Armour Inc          CL A           904311107 1,681          24,705  SH       SOLE                     24,705
Fundtech Ltd              ORD            M47095100 1,647          94,943  SH       SOLE                     94,943
McDonald's Corporation    COM            580135101 1,459          19,177  SH       SOLE                     19,177
Markel Corp               COM            570535104 1,451           3,500  SH       SOLE                      3,500
China Mobile Ltd          SPONSORED ADR  16941M109 1,403          30,340  SH       SOLE                     30,340
AstraZeneca PLC           SPONSORED ADR  046353108 1,388          30,100  SH       SOLE                     30,100
Terra Nova Royalty Corp   COM            88102D103 1,373         159,514  SH       SOLE                    159,514
Thor Industries Inc       COM            885160101 1,368          40,988  SH       SOLE                     40,988
Occidental Petroleum
 Corp                     COM            674599105 1,321          12,645  SH       SOLE                     12,645
CGG Veritas               SPONSORED ADR  204386106 1,310          36,195  SH       SOLE                     36,195
Otter Tail Corp           COM            689648103 1,221          53,725  SH       SOLE                     53,725
Red Robin Gourmet
 Burgers Inc              COM            75689M101 1,210          45,000  SH       SOLE                     45,000
Waters Corp               COM            941848103 1,188          13,673  SH       SOLE                     13,673
Entergy Corp              COM            29364G103 1,187          17,664  SH       SOLE                     17,664
Intuitive Surgical Inc    COM NEW        46120E602 1,140           3,420  SH       SOLE                      3,420
Covidien PLC              COM NEW        G2554F113 1,091          21,000  SH       SOLE                     21,000
Level 3 Communications
 Inc                      COM            52729N100 1,035         703,760  SH       SOLE                    703,760
Trimas Corp               COM NEW        896215209 1,006          46,800  SH       SOLE                     46,800
KHD Humboldt Wedag
 International AG         SHS            D4024H102 1,006          99,586  SH       SOLE                     99,586
Retail Opportunity
 Investments Corp         COM            76131N101   980          89,560  SH       SOLE                     89,560
Kid Brands Inc            COM            49375T100   958         130,300  SH       SOLE                    130,300
The Men's Wearhouse Inc   COM            587118100   934          34,500  SH       SOLE                     34,500
Flow International Corp   COM            343468104   886         201,900  SH       SOLE                    201,900
SBA Communications Corp   COM            78388J106   873          22,000  SH       SOLE                     22,000
Diamond Hill Investment
 Group Inc                COM NEW        25264R207   852          10,653  SH       SOLE                     10,653
Laboratory Corporation
 of America Hldgs         COM NEW        50540R409   822           8,920  SH       SOLE                      8,920
Barrett Business
 Services Inc             COM            068463108   726          45,200  SH       SOLE                     45,200
International Speedway
 Corp                     CL A           460335201   708          23,760  SH       SOLE                     23,760
KapStone Paper and
 Packaging Corp           COM            48562P103   707          41,200  SH       SOLE                     41,200
Heckmann Corp             COM            422680108   701         107,000  SH       SOLE                    107,000
Tractor Supply Co         COM            892356106   652          10,900  SH       SOLE                     10,900
Drew Industries Inc       COM NEW        26168L205   643          28,811  SH       SOLE                     28,811
Berkshire Hathaway Inc    CL A           084670108 2,882              23  SH       SOLE                         23
Dresser Rand Group Inc    COM            261608103   599          11,180  SH       SOLE                     11,180
The Female Health Co      COM            314462102   552         110,700  SH       SOLE                    110,700
Joe's Jeans Inc           COM PAR $0.01  47777N101   419         398,900  SH       SOLE                    398,900
The Cooper Companies Inc  COM NEW        216648402   401           5,770  SH       SOLE                      5,770